SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
Corporate Bonds — 55.15%
Basic Materials — 0.50%
$600,000	DuPont de Nemours, Inc.,(LIBOR USD 3-Month + 1.110%), 2.52%, 11/15/23(a)	$602,034

Communications — 2.30%
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	1,509,275
800,000	Thomson Reuters Corp., 3.85%, 9/29/24	795,457
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	499,975
		2,804,707
Consumer, Cyclical — 4.28%
525,000	Brunswick Corp., 0.85%, 8/18/24	484,501
725,000	Daimler Trucks Finance North America LLC, (SOFR RATE + 1.000%), 2.54%, 4/5/24(a),(b)	720,332
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	475,840
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 2.38%, 2/26/27(a)	810,161
575,000	Magallanes, Inc., 3.43%, 3/15/24(b)	563,704
500,000	Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(b)	483,172
1,250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(b)	1,226,438
450,000	Volkswagen Group of America Finance LLC, 4.25%, 11/13/23(b)	451,007
		5,215,155
Consumer, Non-cyclical — 2.25%
340,000	Becton Dickinson and Co., 3.36%, 6/6/24	336,477
1,150,000	HCA, Inc., 5.38%, 2/1/25	1,147,788
1,350,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	1,255,357
		2,739,622
Energy — 5.54%
1,325,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	1,175,475
550,000	Enbridge, Inc., 4.00%, 10/1/23	551,141
250,000	Energy Transfer LP, 3.45%, 1/15/23	249,119
200,000	Energy Transfer LP, 3.60%, 2/1/23	199,407
850,000	Energy Transfer LP, 5.88%, 1/15/24	866,316
250,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	250,072
1,150,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	1,170,674
500,000	ONEOK Partners LP, 4.90%, 3/15/25	504,143
750,000	ONEOK Partners LP, 5.00%, 9/15/23	757,633
750,000	ONEOK, Inc., 2.75%, 9/1/24	726,409
300,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	301,865
		6,752,254
Financial — 28.30%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	997,894
1,000,000	Athene Global Funding, 0.91%, 8/19/24(b)	927,634

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$1,000,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.715%), 2.26%, 1/7/25(a),(b)	$976,202
1,000,000	Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(b)	1,001,711
650,000	Bank of America Corp., GMTN, 0.52%, 6/14/24(c)	625,740
475,000	Bank of America Corp., 0.98%, 4/22/25(c)	446,839
1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 2.14%, 7/23/24(a)	1,245,505
750,000	Bank of America Corp., 3.00%, 12/20/23(c)	747,367
250,000	Barclays Plc, 1.01%, 12/10/24(c)	237,277
600,000	Barclays Plc, 3.65%, 3/16/25	587,446
1,125,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(b)	1,030,945
500,000	BNP Paribas SA, 3.38%, 1/9/25(b)	488,612
350,000	BNP Paribas SA, 3.80%, 1/10/24(b)	348,005
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	83,444
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 2.38%, 9/13/23(a)	299,387
1,305,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 2.45%, 3/3/27(a)	1,283,746
250,000	Citigroup, Inc., 0.98%, 5/1/25(c)	234,238
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 2.13%, 7/24/23(a)	199,946
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 2.24%, 6/9/27(a)	947,054
250,000	Citigroup, Inc., 4.14%, 5/24/25(c)	249,186
725,000	Corebridge Financial, Inc., 3.50%, 4/4/25(b)	705,423
1,075,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	1,030,600
850,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	837,813
500,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	488,658
750,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.700%), 1.68%, 1/24/25(a)	732,447
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 2.26%, 2/23/23(a)	398,734
250,000	Goldman Sachs Group, Inc. (The), GMTN, 2.91%, 7/24/23(c)	249,945
250,000	HSBC Holdings Plc, 0.73%, 8/17/24(c)	239,902
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	513,152
1,000,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 2.85%, 3/10/26(a)	989,170
350,000	HSBC Holdings Plc, 3.95%, 5/18/24(c)	348,561
250,000	ING Groep NV, 4.10%, 10/2/23	250,824
325,000	Jackson Financial, Inc., 1.13%, 11/22/23(b)	312,509
250,000	JPMorgan Chase & Co., 0.70%, 3/16/24(c)	244,438
500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 2.12%, 6/23/25(a)	488,426
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 3.28%, 1/10/25(a)	990,792
250,000	JPMorgan Chase & Co., 3.56%, 4/23/24(c)	249,303
1,000,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	990,193
400,000	Lloyds Banking Group Plc, 0.70%, 5/11/24(c)	388,400
200,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	199,306

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$300,000	Morgan Stanley, GMTN, 0.53%, 1/25/24(c)	$294,315
1,000,000	Morgan Stanley, 0.73%, 4/5/24(c)	975,663
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	440,605
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 2.58%, 10/24/23(a)	250,039
905,000	Morgan Stanley, 3.62%, 4/17/25(c)	894,136
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	778,418
680,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	672,004
500,000	Santander UK Group Holdings Plc, 3.37%, 1/5/24(c)	497,289
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 2.00%, 1/21/26(a),(b)	724,913
1,400,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	1,394,694
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	279,258
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,110,228
910,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	895,397
1,695,000	Willis North America, Inc., 3.60%, 5/15/24	1,670,275
		34,484,008
Industrial — 1.33%
500,000	Boeing Co. (The), 1.17%, 2/4/23	494,227
250,000	Boeing Co. (The), 1.43%, 2/4/24	239,162
925,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23	891,351
		1,624,740
Technology — 5.13%
302,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	305,488
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26(b)	317,111
1,250,000	Leidos, Inc., 2.95%, 5/15/23	1,237,706
1,025,000	Microchip Technology, Inc., 0.97%, 2/15/24	973,885
500,000	Microchip Technology, Inc., 0.98%, 9/1/24	466,235
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	475,962
1,000,000	Qorvo, Inc., 1.75%, 12/15/24(b)	935,632
875,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	847,614
725,000	Western Digital Corp., 4.75%, 2/15/26	693,418
		6,253,051
Utilities — 5.52%
1,000,000	CenterPoint Energy, Inc., (Secured Overnight Financing Average Index + 0.650%), 1.88%, 5/13/24(a)	976,062
1,115,000	Emera US Finance LP, 0.83%, 6/15/24	1,040,673
1,000,000	Evergy, Inc., 2.45%, 9/15/24	962,816
735,000	Eversource Energy, 4.20%, 6/27/24	736,795
875,000	OGE Energy Corp., 0.70%, 5/26/23	849,981
1,100,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	1,058,231

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$420,000	Southern Co. (The), 4.48%, 8/1/24	$421,574
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	683,729
		6,729,861

Total Corporate Bonds		67,205,432
(Cost $69,970,390)
Asset Backed Securities — 25.61%
234,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49%, 9/18/26	219,613
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	158,572
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	291,693
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D, 1.80%, 12/18/25	95,747
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	362,980
185,000	CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	185,263
290,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	290,092
145,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	144,538
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	294,602
705,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	690,213
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	97,770
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	121,432
572,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	577,088
1,000,000	CarMax Auto Owner Trust, Series 2020-3, Class D, 2.53%, 1/15/27	959,338
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	828,208
1,550,000	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	1,501,432
1,750,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	1,643,226
1,399,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	1,311,121
43,354	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	43,365
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	1,325,388
33,619	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	33,629

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$150,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	$149,420
40,957	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	40,926
265,000	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/26	262,159
27,103	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	27,072
265,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	261,432
70,367	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	70,194
900,000	Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/27	885,960
140,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	138,976
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,025,348
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	716,259
1,500,000	Exeter Automobile Receivables Trust, Series 2019-1A, Class E, 5.20%, 1/15/26(b)	1,501,454
2,340,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(b)	2,297,812
1,100,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	1,019,772
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	917,064
1,725,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	1,648,566
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	58,966
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	49,235
1,040,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class C, 0.92%, 12/15/27(b)	961,788
1,059,726	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(b)	959,515
930,891	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	836,357
611,754	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(b)	599,266
900,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 2.69%, 10/17/29(a),(b)	868,320
53,610	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	53,573
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	159,298
1,100,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	1,044,639
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	594,975

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$42,098	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	$42,098
941,318	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	809,857
100,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(b)	99,883
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	567,392
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	1,202,603
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	168,641

Total Asset Backed Securities		31,214,130
(Cost $33,085,554)
Collateralized Mortgage Obligations — 16.76%
1,010,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 2.62%, 1/16/37(a),(b)	953,103
1,657,612	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 3.62%, 4/25/29(a),(b)	1,640,955
850,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 2.75%, 10/15/36(a),(b)	785,530
863,452	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 2.72%, 10/15/38(a),(b)	812,097
1,250,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 4.64%, 6/15/27(a),(b)	1,227,205
1,200,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 4.20%, 3/15/39(a),(b)	1,142,729
1,320,000	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 4.17%, 4/15/37(a),(b)	1,260,410
1,500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.82%, 2/10/47(b),(d)	1,444,361
535,355	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.550%), 2.48%, 10/25/41(a),(b)	497,945
670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 2.83%, 12/25/41(a),(b)	602,570
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 4.43%, 3/25/42(a),(b)	705,114
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 4.03%, 3/25/42(a),(b)	305,158
1,503,912	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 3.42%, 4/25/29(a),(b)	1,490,717
1,500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(b),(d)	1,405,202

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$909,346	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 1.83%, 11/25/41(a),(b)	$881,583
1,380,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 3.33%, 2/25/42(a),(b)	1,261,855
621,762	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(d)	589,407
1,500,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 3.23%, 1/15/39(a),(b)	1,401,347
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(d)	272,320
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(d)	1,471,951
286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(d)	272,091

Total Collateralized Mortgage Obligations		20,423,650
(Cost $21,429,114)
U.S. Government Agency Backed Mortgages — 0.92%
Fannie Mae — 0.00%
1,088	Series 2003-55, Class CD, 5.00%, 6/25/23	1,093
FREMF Mortgage Trust — 0.92%
1,120,000	Series 2016-K722, Class B, 4.02%, 7/25/49(b),(d)	1,119,091

Total U.S. Government Agency Backed Mortgages		1,120,184
(Cost $1,175,807)

Shares
Investment Company — 2.61%
3,183,727	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	3,183,727

Total Investment Company		3,183,727
(Cost $3,183,727)

Total Investments		$123,147,123
(Cost $128,844,592) — 101.05%
Liabilities in excess of other assets — (1.05)%		(1,278,057)
NET ASSETS — 100.00%		$121,869,066

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Affiliated investment.
Financial futures contracts as of June 30, 2022:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	155	September 2022	$193,750	USD	$32,552,422	Barclays Capital Group
Total			$193,750

Abbreviations used are defined below:
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar